Revenue - Summary of Transaction Price Allocated to Remaining Performance Obligations (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Sale of the License for Natuzzi Trademarks [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	€ 5,577	€ 5,960
Natuzzi Display System [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	2,162	2,049
Service type warranties [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	417	406
Within 1 year [member] | Sale of the License for Natuzzi Trademarks [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	383	383
Within 1 year [member] | Natuzzi Display System [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	813	849
Within 1 year [member] | Service type warranties [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	160	157
Later than one year [member] | Sale of the License for Natuzzi Trademarks [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	5,194	5,577
Later than one year [member] | Natuzzi Display System [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	1,349	1,200
Later than one year [member] | Service type warranties [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	€ 257	€ 249